Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Property, Plant and Equipment

(9)Property, Plant and Equipment

Movement in Property, Plant and Equipment for the year ended 31 December 2025 and 2024.

	Millions of Euros
				Impairment of other
			Fixed Assets under	property, plant and
	Land and Buildings	Plant and machinery	construction	equipment	Total
Cost
Balance at 31/12/2023	1,132	3,175	911	(7)	5,211
Additions	—	67	193	(1)	259
Disposals	(5)	(78)	—	1	(82)
Transfers	57	263	(323)	—	(3)
Translation differences	47	127	21	—	195
Total Cost at 31/12/2024	1,231	3,554	802	(7)	5,580

Acc. Amortization
Balance at 31/12/2023	(206)	(1,758)	—	—	(1,964)
Additions	(31)	(191)	—	—	(222)
Disposals	1	32	—	—	33
Transfers	—	—	—	—	—
Translation differences	(10)	(75)	—	—	(85)
Total Acc Amort at 31/12/2024	(246)	(1,992)	—	—	(2,238)

Carrying amount
Total at 31/12/2024	985	1,562	802	(7)	3,342

Cost
Balance at 31/12/2024	1,231	3,554	802	(7)	5,580
Additions	—	60	227	(1)	286
Disposals	(1)	(50)	—	—	(51)
Transfers	72	150	(226)	—	(4)
Translation differences	(93)	(264)	(77)	—	(434)
Total Cost at 31/12/2025	1,209	3,450	726	(8)	5,377

Acc. Amortization
Balance at 31/12/2024	(246)	(1,992)	—	—	(2,238)
Additions	(33)	(207)	—	—	(240)
Disposals	1	38	—	—	39
Transfers	—	—	—	—	—
Translation differences	21	161	—	—	182
Total Acc Amort at 31/12/2025	(257)	(2,000)	—	—	(2,257)

Carrying amount
Total at 31/12/2025	952	1,450	726	(8)	3,120

Property, plant and development under construction at 31 December 2025 and 2024, mainly comprise investments made to extend the companies’ equipment and to increase their productive capacity.

In 2025 the Group has capitalized interests for a total amount of Euros 22 million (Euros 28 million in 2024) (note 25).

a)	Insurance

Group policy is to contract sufficient insurance coverage for the risk of damage to property, plant and equipment. At 31 December 2025, the Group has a joint insurance policy covering all the Group’s companies and locations.

b)	Losses on disposal of property, plant and equipment

Total losses incurred on disposals of property, plant and equipment for 2025 amount to Euros 1 million (losses of Euros 3 million in 2024).

c)	Self - constructed property, plant and equipment

At 31 December 2025 the Group has recognized Euros 74 million as self -constructed property, plant and equipment (Euros 63 million at 31 December 2024) in the Consolidated Statements of Profit and Loss.

d)	Purchase commitments

At 31 December 2025, the Group has property, plant and equipment purchase commitments amounting to Euros 44 million.

e)	Property, plant and equipment under construction

Property, plant and equipment under construction as of 31 December 2025 amount to Euros 726 million (Euros 802 million in the 2024) and mainly correspond to the investments incurred in the expansion of the facilities of the companies and their productive capacity in the United States, Canada, and Ireland (Note 29).

f)	Impairment testing

As of December 31, 2025 and 2024 the Group has recognized an impairment loss amounting to Euros 1 million.